Property, Equipment and Software, Net - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Equipment and Software, Net
Depreciation expenses	¥ 911,964	$ 143,107	¥ 27,999	¥ 18,098
Costs of revenues
Property, Equipment and Software, Net
Depreciation expenses	127,040	19,935	10,983	3,603
Sales and marketing
Property, Equipment and Software, Net
Depreciation expenses	6,217	976	2,477	2,415
General and administrative
Property, Equipment and Software, Net
Depreciation expenses	2,113	332	1,936	1,901
Research and development expenses
Property, Equipment and Software, Net
Depreciation expenses	¥ 776,594	$ 121,864	¥ 12,603	¥ 10,179